SHARE CAPITAL (Details Narrative)	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares shares
Disclosure of transactions between related parties [line items]
Stock option description

The maximum number of shares which may be optioned under the stock option plan is 7,500,000. The maximum number of shares which may be optioned to any one individual is 15% of the total issued and outstanding common shares.

Stock options could still be granted	1,790,000
Broker [Member]
Disclosure of transactions between related parties [line items]
Common stock shares issued for services	10,000
Common stock average price per share | $ / shares	$ 3.19
Chief Financial Officers [Member]
Disclosure of transactions between related parties [line items]
Subscription receivable, shares	50,000
Subscription receivable, per share | $ / shares	$ 3.00
Private Placements [Member]
Disclosure of transactions between related parties [line items]
Exercise of warrants | $	$ 7,931,942
Common stock shares issued for services	2,804,617
Common stock average price per share | $ / shares	$ 2.83